Property, leasehold improvements and equipment - Roll-forward - Cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		$ 2,566,095	$ 2,724,296
Property, plant and equipment at end of period	$ 168,608	2,852,674	2,566,095	$ 2,724,296
Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		3,446,870	3,506,149	3,395,474
Acquisitions		318,794	237,864	121,731
Disposals		(57)	(45)	(2,393)
Reclassification to improvements			(283,728)
Transfers				(93)
Other		84,550	(13,370)	(8,570)
Property, plant and equipment at end of period		3,850,157	3,446,870	3,506,149
Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(880,775)	(781,853)	(695,005)
Depreciation		(116,857)	(98,967)	(97,481)
Disposals		44	45	9,502
Other		105		1,131
Property, plant and equipment at end of period		(997,483)	(880,775)	(781,853)
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,426,363	1,709,508
Property, plant and equipment at end of period		1,426,363	1,426,363	1,709,508
Land | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,426,363	1,709,508	1,709,508
Acquisitions			583
Reclassification to improvements			(283,728)
Property, plant and equipment at end of period		1,426,363	1,426,363	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		910,312	857,274
Property, plant and equipment at end of period		997,063	910,312	857,274
Leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,382,246	1,259,802	1,188,966
Acquisitions		1,716	10,986	463
Transfers		182,626	113,155	70,373
Other		(7,747)	(1,697)
Property, plant and equipment at end of period		1,558,841	1,382,246	1,259,802
Leasehold improvements | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(471,934)	(402,528)	(334,137)
Depreciation		(89,844)	(69,406)	(68,391)
Property, plant and equipment at end of period		(561,778)	(471,934)	(402,528)
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		41,297	53,600
Property, plant and equipment at end of period		31,231	41,297	53,600
Machinery and equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		210,537	207,749	214,725
Acquisitions		2,283	1,473	208
Transfers				53
Other			1,315	(7,237)
Property, plant and equipment at end of period		212,820	210,537	207,749
Machinery and equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(169,240)	(154,149)	(141,858)
Depreciation		(12,349)	(15,091)	(19,347)
Disposals				7,056
Property, plant and equipment at end of period		(181,589)	(169,240)	(154,149)
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		50,106	22,786
Property, plant and equipment at end of period		50,384	50,106	22,786
Furniture and office equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		201,353	162,467	159,969
Acquisitions		12,081	38,886	1,908
Disposals		(57)
Transfers				590
Other		(56)
Property, plant and equipment at end of period		213,321	201,353	162,467
Furniture and office equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(151,247)	(139,681)	(132,029)
Depreciation		(11,794)	(11,566)	(7,652)
Disposals		44
Other		60
Property, plant and equipment at end of period		(162,937)	(151,247)	(139,681)
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		38	51
Property, plant and equipment at end of period		660	38	51
Transportation equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		18,259	18,259	21,655
Acquisitions		668
Disposals				(2,393)
Other				(1,003)
Property, plant and equipment at end of period		18,927	18,259	18,259
Transportation equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(18,221)	(18,208)	(21,368)
Depreciation		(46)	(13)	(64)
Disposals				2,446
Other				778
Property, plant and equipment at end of period		(18,267)	(18,221)	(18,208)
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		6,136	5,857
Property, plant and equipment at end of period		4,590	6,136	5,857
Computer equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		76,269	73,144	68,451
Acquisitions		1,233	3,170	5,023
Disposals			(45)
Other				(330)
Property, plant and equipment at end of period		77,502	76,269	73,144
Computer equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(70,133)	(67,287)	(65,613)
Depreciation		(2,824)	(2,891)	(2,027)
Disposals			45
Other		45		353
Property, plant and equipment at end of period		(72,912)	(70,133)	(67,287)
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		131,843	75,220
Property, plant and equipment at end of period		342,383	131,843	75,220
Construction in progress for leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		131,843	75,220	32,200
Acquisitions		300,813	182,766	114,129
Transfers		(182,626)	(113,155)	(71,109)
Other		92,353	(12,988)
Property, plant and equipment at end of period		$ 342,383	$ 131,843	$ 75,220